Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
21 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm China in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.18% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the fiscal years ended March 31, 2024, 2023, and 2022, the Company recognized revenue of $670.8 million, $649.0 million, and $474.2 million, respectively, under the terms of the IPLA, and recognized expenses of $74.1 million, $64.1 million, and $63.5 million, respectively, under a service share arrangement with Arm China. In the fiscal year ended March 31, 2024, the Company recognized $5.5 million of contract termination costs in disposal, restructuring and other operating expenses, net in the Consolidated Income Statements due to a terminated agreement with Arm China for certain software engineering-related services, which was brought in-house.
The Company leases certain assets to Arm China. For the fiscal years ended March 31, 2024, 2023, and 2022, the Company recognized rental income of $1.7 million, $2.0 million, and $1.6 million, respectively, from this lease arrangement. This income is included within the recognized revenue noted in the preceding paragraph.
As of March 31, 2024, the Company had a net receivable of $175.8 million ($181.1 million receivable less $5.3 million payable) from Arm China. As of March 31, 2024, the Company had contract liabilities of $105.7 million relating to Arm China. As of March 31, 2023, the Company had a net receivable of $386.9 million ($400.7 million receivable less $13.9 million payable) from Arm China. As of March 31, 2023, the Company had contract liabilities of $103.4 million relating to Arm China.
See Note 10 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
The Company had revenue transactions, along with accounts receivable and contract liabilities balances, with other entities by virtue of common control by SoftBank Group. For the fiscal years ended March 31, 2024, 2023, and 2022, the Company recognized revenue of $4.4 million, $1.3 million, and $1.5 million, respectively, from other entities controlled by SoftBank Group. As of March 31, 2024, the Company had accounts receivable of $0.8 million, contract assets of $3.1 million, and contract liabilities of $1.6 million. In the fiscal year ended March 31, 2024, the Company distributed its receivable related to the Company’s sale of IoTP to the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. As of March 31, 2023, the Company had accounts receivable, other receivables and contract liabilities of $0.5 million, $12.0 million, and $1.6 million, respectively, from other entities controlled by SoftBank Group. The Company also had an immaterial lease with a related party by virtue of common control by SoftBank Group which ended December 31, 2023.
For the fiscal year ended March 31, 2022, from discontinued operations, the Company recognized revenue of $3.6 million and expenses of $0.2 million.
Prior to the distribution of Treasure Data in June 2021, a loan of $50.0 million was issued by SoftBank Vision Fund II, a member of SoftBank Group to Treasure Data. Interest on this loan balance was charged at 2.0% per annum. The loan balance, including accrued interest, was included in the distribution to shareholders of the Company.
Refer to Note 5 - Discontinued Operations, for discussion regarding the distribution of Treasure Data and the sale of IoTP by the Company to SoftBank Group Capital Limited in the fiscal year ended March 31, 2022.
Kronos Guarantee from the Prior SoftBank Group Facility
In March 2022, Kronos, an entity under common control of SoftBank, entered into the Facility Agreement which is secured by its interest in the Company. The Company also entered into the Undertaking to confirm and agree to comply with the terms of the Facility Agreement and a Guarantee of the obligations under the Facility Agreement owed by Kronos. Under the terms of the Guarantee, upon an Arm Guarantee Trigger Event, the Guarantee springs into effect, such that any future payment default by Kronos following such date may require performance by the Company if not settled by use of the share collateral or otherwise restructured. In September 2023, Softbank settled the Facility Agreement and the Company’s Undertaking and Guarantee were terminated. See Note 19 - Commitments and Contingencies, for further details on this Guarantee.
Other Equity Investments
The Company has revenue transactions, along with receivable, contract asset and contract liability balances for certain other equity investees, for which the Company has significant influence or, for investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) (such investees, “Significant Influence Investees”). For the fiscal years ended March 31, 2024, 2023, and 2022, the Company recognized revenue of $49.3 million, $3.5 million, and $8.5 million, respectively, from Significant Influence Investees. The increased revenue during fiscal year ended March 31, 2024 is due to recognition of amounts associated with a large licensing contract that were previously required to be deferred.
As of March 31, 2024, the Company had accounts receivable and contract assets of $0.2 million and $18.7 million, respectively, related to contracts with Significant Influence Investees. As of March 31, 2024, the Company did not have contract liabilities related to contracts with Significant Influence Investees. As of March 31, 2023, the Company had accounts receivable, contract assets and contract liabilities related to contracts with Significant Influence Investees of $0.5 million, $8.7 million and $30.2 million, respectively.
For the fiscal years ended March 31, 2024, 2023, and 2022, the Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $6.9 million, $0.0 million, and $1.9 million, respectively.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity for which the Company is a member and exhibits significant influence. For the fiscal years ended March 31, 2024, 2023, and 2022, the Company incurred subscription and other costs of $10.6 million, $8.9 million, and $7.9 million, respectively, from Linaro. As of March 31, 2024 and 2023, $1.3 million and $0.3 million, respectively, was recorded in other current liabilities on the Consolidated Balance Sheets.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of March 31, 2024 and 2023, $3.2 million and $4.0 million total purchase consideration, respectively, remained unpaid and was recorded in prepaid expenses and other current assets and other non-current assets on the Consolidated Balance Sheets. As a result of the transaction, in the year ended March 31, 2023, the Company derecognized associated net assets and recognized a gain of $3.7 million in other non-operating income (loss), net in the Consolidated Income Statements.
Loans to Related Parties
As of March 31, 2024 and 2023, the Company had a loan receivable of $16.2 million and $19.2 million, respectively, with Arduino, a related party and a loan receivable of $3.1 million and $3.0 million, respectively, with Cerfe Labs, Inc, a related party, both of which remain fully impaired. See Note 11 - Financial Instruments, for further details regarding this loan.
As of March 31, 2024 and 2023, the outstanding balance of the convertible promissory note with Ampere, a related party, was $32.4 million and $30.9 million, respectively. The Company’s maximum exposure to loss are the amounts invested in, and advanced to, Ampere as of March 31, 2024. See Note 10 - Equity Investments, for further details on Ampere.
Other relationships
The Company engaged Raine Securities LLC, a related party, for certain advisory services in connection with the IPO. For the fiscal year ended March 31, 2024, the Company incurred $10.7 million in expenses, of which $5.2 million was reimbursed by the underwriters for the IPO. For the fiscal year ended March 31, 2023, under a separate agreement with Raine Securities LLC, the Company incurred $2.5 million in expenses. As of March 31, 2023, the Company had recorded other current liabilities of $2.5 million. As of March 31, 2024 the Company has settled all liabilities with this related party.